STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTIONS AND WARRANTS
NOTE 6 – STOCK OPTIONS AND WARRANTS

Stock Options

The adoption of the Omagine, Inc. 2003 Stock Option Plan (the “Plan”) has been ratified by the Company’s shareholders who also authorized the Board of Directors to reserve 2,500,000 shares of the Company’s authorized but unissued Common Stock for issuance under the Plan. The Company has registered for resale the 2.5 million shares of its Common Stock reserved for issuance under the Plan by filing a registration statement with the SEC on Form S-8. The Plan expires August 31, 2013. The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the Plan for the six months ended June 30, 2013 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)		Aggregate Intrinsic Value
Outstanding at January 1, 2012	344,000	$2.01		5.67		$13,860
Granted in Q1 2012	1,994,000	$1.70		0.75		-
Forfeited in Q1 2012	(50,000)	$1.70		-		-
Granted in Q2 2012	23,000	$1.70		0.92		-
Outstanding June 30, 2012	2,311,000	$1.75		1.25		$63,160
Exercisable June 30, 2012	1,293,500	$1.74		1.50		$63,160

Outstanding at January 1, 2013	2,299,000	$1.79		1.58		$52,960
Granted in Q1 2013	2,000	$1.38		-		-
Exercised in Q2 2013	(4,000)	$0.68		-		-
Expired in Q2 2013	(6,000)	$4.50		-		-
Outstanding at June 30, 2013	2,291,000	$1.73		1.08		$53,220
Exercisable at June 30, 2013	2,261,000	$1.72	1.00		$53,220

(A)
On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “January 2012 Options”) to 13 individuals. On January 31, 2012, 50,000 January 2012 Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012, an independent director died and, pursuant to the Plan, all 50,000 January 2012 Options previously granted to him immediately vested, and the expiration date of his January 2012 Options and all others then held by him were fixed at April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional January 2012 Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered. As of the date hereof all January 2012 Options are fully vested. On December 26, 2012 pursuant to a resolution of the Board of Directors, the December 31, 2012 expiration date of the 1,965,000 January 2012 Options then vested and outstanding was extended to December 31, 2013 (the “Extension”).

Such grants of January 2012 Options included the grant of: (i) an aggregate of 1,049,000 January 2012 Options to the Company’s three Officers; (ii) an aggregate of 150,000 January 2012 Options to the Company’s then three independent Directors; (iii) a grant of 750,000 January 2012 Options to the Deputy Managing Director of Omagine LLC who is also a consultant to the Company and who also holds 160,000 stock options presently exercisable at $1.25 per share which expire on March 31, 2017 and which were granted pursuant to a March 2007 consulting agreement which expires on December 31, 2013; (iv) a grant of 10,000 January 2012 Options to a consultant to whom the Company paid $2,000 per month in consulting fees totaling $24,000 during each of the years ended December 31, 2012 and 2011; and (v) a grant of 5,000 January 2012 Options to the son of the Company’s President for website design services rendered during 2012 (who was also paid $1,000 during the year ended December 31, 2012 for services rendered). The Company incurred an expense of $30,220, included in Other selling, general and administrative expenses, during 2012 for a sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC.

All January 2012 Options are fully vested, provide for a cashless exercise feature, are exercisable at an exercise price of $1.70 per share and expire on December 31, 2013. The fair value of the 1,994,000 January 2012 Options granted in January 2012 was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms [365 days and 184 days], (iii) 161% expected volatility, (iv) 0.10% [1 year term] and 0.04% [6 month term] risk free interest rates). The fair value of the 21,000 January 2012 Options granted in April 2012 was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 9 month and 6 month terms, (iii) 161% expected volatility, (iv) 0.10% [ 9 month term] and 0.04% [6 month term] risk free interest rates).

Prior to the Extension, the fair value of all January 2012 Options was calculated to be $1,685,629 using the Black-Scholes option pricing model and such $1,685,629 was expensed evenly by the Company over the one year 2012 requisite service period of such January 2012 Options.

The $1,373,326 estimated fair value of the Extension was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.77 share price, (ii) 370 day term of the Extension, (iii) 125% expected volatility, (iv) 0.16% (370 day term) risk free interest rate), and such fair value is being expensed evenly over the 370 day requisite service period (December 27, 2012 through December 31, 2013) of the Extension.

On January 15, 2013 pursuant to a resolution of the Board of Directors an independent director was granted 2,000 stock options valued at $2,700 which expire on January 14, 2018 and are exercisable at $1.38.

Salvatore J. Bucchere was an independent director of the Company until his death in April 2012. On April 8, 2013, the Estate of Salvatore J. Bucchere exercised four thousand (4,000) stock options to purchase four thousand (4,000) shares of the Company’s Common Stock. 2,000 of such stock options were at an exercise price of $0.51 per share and the other 2,000 of such stock options were at an exercise price of $0.85 per share.

A summary of the status of the Company’s non-vested shares as of June 30, 2013 and 2012, and changes during the six month periods then ended is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Non-vested shares at January 1, 2012	60,000	$2.60	6.83
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited in Q1 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83

Non-vested shares at January 1, 2013	30,000	$2.60	5.83
Granted in Q1 2013	2,000	$1.38	4.83
Vested in Q1 2013	(2,000)	$1.38	4.83
Nonvested shares at June 30, 2013	30,000	$2.60	5.33

Stock Options Outstanding as of June 30, 2013 (all non-qualified) consist of:

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		2,000	2,000	$0.51	June 30, 2015
2011		4,000	4,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2013
2012		2,000	2,000	$1.70	April 12, 2017
2013		2,000	2,000	$1.38	January 14,2018
Totals		2,291,000	2,261,000

(A)  The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

The following table summarizes information about stock options outstanding at June 30, 2013:

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	6,000	$0.74	2.58	6,000	$0.74
$1.01 - $2.00	2,129,000	1.67	0.75	2,129,000	1.67
$2.00 - $3.00	156,000	2.60	5.08	126,000	2.60

Totals	2,291,000	$1.73	1.08	2,261,000	$1.72

As of June 30, 2013, there was $715,626 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $713,466 in 2013, $540 in each of 2014, 2015, 2016 and 2017.

Warrants

The Company has distributed 6,422,124 Common Stock purchase warrants (“Warrants“) to its common stockholders of record as of February 24, 2012 (the “Record Shareholders”). On April 26, 2013, the Company received the formal approval order from the California Department of Corporations qualifying the Warrants in California. In May 2013, 58,450 of such 6,422,124 Warrants were distributed to Record Shareholders who are residents of California. The registration statement registering 6,363,674 Warrants and Common Stock underlying such Warrants was declared effective by the SEC on February 13, 2012 but such effectiveness expired on November 12, 2012. The registration statement registering 58,450 Warrants and Common Stock underlying such Warrants (the “California Registration “) was declared effective by the SEC on April 25, 2013 and remains effective as of the date hereof. The Company intends to file a post-effective amendment to the California Registration with the SEC covering the registration of all 6,422,124 issued and outstanding Warrants and the 6,422,124 Common Shares underlying such Warrants..

Each Warrant is exercisable for the purchase of one whole share of Common Stock. The exercise price of 3,211,062 Warrants is $5.00 per share and the exercise price of the other 3,211,062 Warrants is $10.00 per share. Pursuant to a resolution of the Board of Directors dated July 16, 2013, the original December 31, 2013 expiration date for the Warrants was extended for one year. All Warrants expire on December 31, 2014 (See Note 10 – Subsequent Events) unless redeemed earlier by the Company upon 30 days prior written notice to the Warrant holders.. The exercise prices of the Warrants and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.

NOTE 6 – STOCK OPTIONS AND WARRANTS

On December 30, 2009, shareholders authorized the Board of Directors to reserve 2,500,000 shares of Common Stock for issuance under the Omagine, Inc. 2003 Stock Option Plan (the “Plan”). On October 14, 2011, the Company registered for resale the 2.5 million shares of its Common Stock reserved for issuance under the Plan by filing a registration statement with the SEC on Form S-8. The S-8 registration statement did not increase either the total number of shares outstanding or the number of shares reserved for issuance under the Plan. The adoption of the Plan was ratified by the Company’s shareholders on October 14, 2011. The Plan expires August 31, 2013.

The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the Plan for the years ended December 31, 2012 and 2011:

	Number of Shares		Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (in years)		Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000			$1.96		4.58		$207,060
Granted in 2011	6,000			$0.85		4.92		-
Exercised in 2011	(150,000)			$1.25		-		-
Forfeited in 2011	(40,000)			$4.10		-		-
Outstanding December 31, 2011	344,000			$2.01		5.67		$13,860

Exercisable at December 31, 2011	284,000			$1.88		5.42		$13,860

Granted in 2012	2,017,000	(A)		$1.70		0.94		-
Exercised in 2012	-			-		-		-
Forfeited in 2012	(62,000)		$2.19		-		-
Outstanding December 31, 2012	2,299,000			$1.79		1.58		$52,960

Exercisable at December 31, 2012	2,269,000			$1.78		1.50		$52,960

(A)
On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “January 2012 Options”) to 13 individuals. On January 31, 2012, 50,000 January 2012 Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012, an independent director died and, pursuant to the Plan, all 50,000 January 2012 Options previously granted to him immediately vested and the expiration date of his January 2012 Options and all others then held by him were fixed at April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional January 2012 Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered. Other than the former independent director that died, all other One Year Options vested 50% on the date of issuance and 50% on July 1, 2012 and were to expire on December 31, 2012.  On December 26, 2012 pursuant to a resolution of the Board of Directors, the December 31, 2012 expiration date of the 1,965,000 January 2012 Options then outstanding was extended to December 31, 2013 (the “Extension”).

Such grants of January 2012 Options included the grant of: (i) an aggregate of 1,049,000 January 2012 Options to the Company’s three Officers; (ii) an aggregate of 150,000 January 2012 Options to the Company’s then three independent Directors; (iii) a grant of 750,000 January 2012 Options to the Deputy Managing Director of Omagine LLC who is also a consultant to the Company and who also holds 160,000 stock options presently exercisable at $1.25 per share which expire on March 31, 2017 and which were granted pursuant to a March 2007 consulting agreement which expires on December 31, 2013; (iv) a grant of 10,000 January 2012 Options to a consultant to whom the Company pays $2,000 per month in consulting fees totaling $24,000 during each of the years ended December 31, 2012 and 2011; and (v) a grant of 5,000 January 2012 Options to the son of the Company’s President for website design services rendered (who was also paid $1,000 during the year ended December 31, 2012 for services rendered). The Company incurred an expense of $30,220 during 2012 for a sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC.

All January 2012 Options are fully vested, provide for a cashless exercise feature, are exercisable at an exercise price of $1.70 per share and now expire on December 31, 2013. The fair value of the 1,994,000 January 2012 Options granted in January 2012 was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms [365 days and 184 days], (iii) 161% expected volatility, (iv) 0.10% [1 year term] and 0.04% [6 month term] risk free interest rates). The fair value of the 21,000 January 2012 Options granted in April 2012 was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 9 month and 6 month terms, (iii) 161% expected volatility, (iv) 0.10% [ 9 month term] and 0.04% [6 month term] risk free interest rates).

Prior to the Extension, the fair value of all January 2012 Options was calculated to be $1,685,629 using the Black-Scholes option pricing model and such $1,685,629 was expensed evenly by the Company over the one year 2012 requisite service period of such January 2012 Options.

The $1,373,326 estimated fair value of the Extension was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.77 share price, (ii) 370 day term of the Extension, (iii) 125% expected volatility, (iv) 0.16% (370 day term) risk free interest rate), and such fair value is being expensed evenly over the 370 day requisite service period (December 27, 2012 through December 31, 2013) of the Extension.

A summary of the status of the Company’s non-vested shares as of December 31, 2012 and 2011, and changes during the years ended is as presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in 2011	6,000	$0.85	4.92
Vested in 2011	(70,000)	$1.83	6.21
Nonvested shares at December 31, 2011	60,000	$2.60	6.83

Nonvested shares at January 1, 2012	60,000	$2.60	6.83
Granted in 2012	2,017,000	$1.70	0.96
Forfeited / Expired in 2012	(50,000)	$1.70	0.92
Vested in 2012	(1,997,000)	$1.70	0.72
Nonvested shares at December 31, 2012	30,000	$2.60	5.83

Stock Options Outstanding as of December 31, 2012 (all non-qualified) consist of:

Year Granted	Number Outstanding		Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2007		6,000	6,000	$4.50	April 08, 2013
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		2,000	2,000	$0.51	April 08, 2013
2010		2,000	2,000	$0.51	June 30, 2015
2011		2,000	2,000	$0.85	April 08, 2013
2011		4,000	4,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2013
2012		2,000	2,000	$1.70	April 12, 2017

Totals		2,299,000	2,269,000

(A)	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

The following table summarizes information about stock options outstanding at December 31, 2012:

Stock Options Outstanding

Exercisable

Range of Exercise Prices

Number of Shares

Weighted Average Exercise Price

Weighted Average Remaining Contractual Term (in years)

Number of Shares

Weighted Average Exercise Price
 $0.50 - $1.00   10,000  $0.71   1.92   10,000  $0.71 $1.01 - $2.00   2,127,000   1.73   1.25   2,127,000   1.73 $.00 - $3.00   156,000   2.60   5.58   126,000   2.60 $4.00 - $5.00   6,000   4.50   0.25   6,000   4.50
Totals
   2,299,000  $1.79   1.58   2,269,000  $1.78

As of December 31, 2012, there was $1,426,392 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized in 2013.

Warrants

Simultaneously with the rights offering conducted by the Company between February 24, 2012 and March 30, 2012, the Company also distributed a total of 6,363,674 common stock purchase warrants (“Warrants “) to common stockholders of record on February 24, 2012. Each Warrant is exercisable for the purchase of one whole share of Common Stock. The exercise price of 3,181,837 of such Warrants is $5.00 per share and the exercise price of the other 3,181,837 of such Warrants is $10.00 per share. The Company did not distribute 58,450 Warrants (the “California Warrants”) to certain of its shareholders who were residents of California (the “California Shareholders”) because the registration and/or qualification in California of the California Warrants and the common stock underlying the California Warrants had not yet been approved by the California Department of Corporations (the “California Approval”). The Company received the California Approval on February 13, 2013 and subject to the SEC declaring effective the registration statement registering the California Warrants and the common stock underlying the California Warrants, the Company intends to distribute the 58,450 California Warrants (29,225 exercisable at $5 and 29,225 exercisable at $10) to the California Shareholders. All Warrants expire on December 31, 2013 unless redeemed earlier by the Company upon 30 days prior notice to the Warrant holders. The exercise prices of the Warrants and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.